Fees Summary	Feb. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,016,000
Previously Paid Amount	0.00
Total Fee Amount	278.41
Total Offset Amount	0.00
Net Fee	278.41
Narrative - Max Aggregate Offering Price	$ 2,016,000
Final Prospectus	true